March 3, 2009
VIA EDGAR
Securities and Exchange Commission
100 “F” Street, NE
Washington, DC 20549

Re:	American Medical Systems Holdings, Inc. File No. 000 – 30733
Ladies and Gentlemen:
American Medical Systems Holdings, Inc. is herewith filing its Annual Report on Form 10-K, together with certain exhibits for the fiscal year ended January 3, 2009. Comments and inquiries regarding this filing should be directed to the undersigned at (952) 930-6495.
Pursuant to General Instruction D(3) of Form 10-K, the company confirms that the financial statements included in the Form 10-K do not reflect a change from the preceding fiscal year in any accounting principles or practices or in the method of applying such principles or practices, other than such changes due to changes in GAAP.
Very truly yours,
/s/ MARK A. HEGGESTAD
Mark A. Heggestad
Executive Vice President and Chief Financial Officer
Enclosures
cc:      Thomas A. Letscher